Revenue	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Revenue
4.	Revenue
The Group intends to generate revenue primarily from entering into hydrogen purchase agreements with third parties. No revenue was generated during the current or previous years.